27. Operating revenue	12 Months Ended
Dec. 31, 2019
Operating Revenue
Operating revenue

(a) Revenue from sanitation services:

	2019	2018	2017

Metropolitan region of São Paulo	11,849,776	10,295,509	8,636,926
Regional Systems	4,284,256	3,958,100	3,586,820
Total	16,134,032	14,253,609	12,223,746

(b) Reconciliation between gross operating income and net operating income:

	2019	2018	2017

Revenue from sanitation services (i)	16,134,032	14,253,609	12,223,746
Construction revenue	2,946,566	2,802,670	3,150,877
Sales tax	(1,035,051)	(916,808)	(757,619)
Regulatory, Control and Oversight Fee (TRCF) (ii)	(61,893)	(54,377)	(8,771)
Net revenue	17,983,654	16,085,094	14,608,233

(i)	Includes the amount of R$70,122 corresponding to the TRCF charged from customers from the municipalities regulated by ARSESP (R$ 63,901 in 2018).
(ii)	Amount payable to ARSESP referring to regulatory, control and oversight activities, pursuant to State Complementary Law 1,025/07.